Note 4 - Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

4. Accounts Receivable

Accounts receivable consists of the following:

	September 30, 2014	December 31, 2013
Trade accounts	$157,388	$575,375
Less: Allowance for bad debts	(7,391)	(2,899)
Less: Allowance for returns	(9,699)	(4,953)
	$140,298	$567,523

The following table summarizes the allowance for doubtful accounts as of September 30, 2014 and December 31, 2013:

	Balance at Beginning of Period	Provisions, net	Write-Off/ Recovery	Balance at End of Period
Nine months ended September 30, 2014	$2,899	$4,492	$—	$7,391
Year ended December 31, 2013	$108,750	$92,224	$(198,325)	$2,899

4. Accounts Receivable

Accounts receivable consists of the following:

	December 31, 2013	December 31, 2012
Trade accounts	$575,375	$490,401
Less: Allowance for bad debts	(2,899)	(108,750)
Less: Allowance for returns	(4,953)	(15,806)
	$567,523	$365,845

The following table summarizes the allowance for doubtful accounts as of December 31, 2013 and 2012:

	Balance at Beginning of Period	Provisions, net	Write-Off/ Recovery	Balance at End of Period
Year ended December 31, 2013	$108,750	$92,224	$(198,325)	$2,899
Year ended December 31, 2012	$39,000	$485,072	$(415,322)	$108,750